Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current prepayments and other current assets [abstract]
Receivables for the sales of mobile handsets, net of allowance	¥ 2,221		¥ 3,266
Prepaid rental	2,305		2,334
Deposits and prepayments	1,579		1,876
Advances to employees	20		15
VAT recoverable	4,948		4,952
Prepaid enterprise income tax	438		208
Others	2,290		1,372
Total	¥ 13,801	$ 2,121	¥ 14,023